LICENSE AGREEMENTS (Narrative) (Details) - USD ($)		1 Months Ended					12 Months Ended
	Jun. 06, 2023	Jun. 30, 2023	May 31, 2022	Apr. 25, 2022	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sales milestone payments			$ 3,500,000	$ 3,500,000
Refunded upfront payment to Galderma					$ 4,000,000
Royalties revenues							$ 1,027	$ 306
License Agreements With Galderma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum upfront payments and regulatory approval milestone payments per product						$ 7,500,000
Sales milestone payments						$ 9,000,000
Exclusive License Agreement With Searchlight Pharma Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum upfront payments and regulatory approval milestone payments per product	$ 11,000,000	$ 500,000
Royalties revenues							380
Description and terms	a fifteen-year term that is renewable for subsequent five-year periods
Contract liability							$ 120